AURORA 10Q - RELATED PARTY TRANSACTIONS - Director Services Agreement (Details) - USD ($)							6 Months Ended		12 Months Ended
	Apr. 04, 2023	Mar. 21, 2023	Feb. 06, 2023	Aug. 26, 2022	Oct. 15, 2021	Mar. 21, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 07, 2023	Nov. 09, 2021	Oct. 27, 2021
RELATED PARTY TRANSACTIONS
Total stock-based compensation expense							$ 12,354,000	$ 20,048,000	$ 38,557,000	$ 55,215,000
Ms. Harding, CFO
RELATED PARTY TRANSACTIONS
Incremental hourly fee									$ 500
Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Percentage of holders under lockup provisions							1.00%		1.00%				1.00%
Percentage of holders under elimination of lockup provisions												1.00%
Reimbursement of first payment for transaction expenses not yet received							$ 1,250,000
First payment of transaction expenses receivable							1,250,000
Aurora Acquisition Corp | Merger Agreement | Better HoldCo, Inc.
RELATED PARTY TRANSACTIONS
Maximum transaction expenses to be reimbursed				$ 15,000,000							$ 2,500,000
Minimum number of days from amendment date with in which payment should made				5 days
Proceeds from transaction expenses reimbursed	$ 3,750,000		$ 3,750,000	$ 7,500,000
Aurora Acquisition Corp | Ms. Harding, CFO
RELATED PARTY TRANSACTIONS
Incremental hourly fee							500
Expenses per month							10,000		$ 10,000
Expenses per year							15,000		15,000
Total stock-based compensation expense		$ 75,000				$ 50,000
Director Services Agreement | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Forgivable loan to CFO					$ 50,000
Incremental hourly fee					$ 500
Accrued services expenses							300,000		87,875	100,000
Services expenses							$ 492,500	$ 117,500	$ 222,875	$ 390,000